Maintenance expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Maintenance Expenses

	2020	2019	2018
	RMB million	RMB million	RMB million
Aviation repair and maintenance charges	9,101	8,565	8,394
Staff payroll and welfare	2,875	2,976	2,736
Maintenance materials	1,399	1,516	1,574

	13,375	13,057	12,704